Offerings	Feb. 02, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Debt Securities of Jacobs Solutions Inc.
Fee Rate	0.01381%
Offering Note
(1)
An indeterminate aggregate initial offering price or number of securities are being registered
and
may from time to time be offered at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares.

(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the Registrants are deferring payment of all of the registration fees. The registrants will pay
“pay-as-you-go
registration fees” in accordance with Rule 456(b).

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Subordinated Debt Securities of Jacobs Solutions Inc.
Fee Rate	0.01381%
Offering Note
(1)
An indeterminate aggregate initial offering price or number of securities are being registered
and
may from time to time be offered at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares.

(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the Registrants are deferring payment of all of the registration fees. The registrants will pay
“pay-as-you-go
registration fees” in accordance with Rule 456(b).

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees of Jacobs Solutions Inc.
Fee Rate	0.01381%
Offering Note
(1)
An indeterminate aggregate initial offering price or number of securities are being registered
and
may from time to time be offered at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares.

(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the Registrants are deferring payment of all of the registration fees. The registrants will pay
“pay-as-you-go
registration fees” in accordance with Rule 456(b).

(3)
The Registrants listed in the table above may fully and unconditionally guarantee any series of debt securities registered hereunder. Pursuant to Rule 457(n) under the Securities Act, no separate registration fee will be paid in respect of any such guarantees. The guarantees will not be traded separately.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $1.00 per share, of Jacobs Solutions Inc.
Fee Rate	0.01381%
Offering Note
(1)
An indeterminate aggregate initial offering price or number of securities are being registered
and
may from time to time be offered at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares.

(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the Registrants are deferring payment of all of the registration fees. The registrants will pay
“pay-as-you-go
registration fees” in accordance with Rule 456(b).

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares of Jacobs Solutions Inc.
Fee Rate	0.01381%
Offering Note
(1)
An indeterminate aggregate initial offering price or number of securities are being registered
and
may from time to time be offered at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares.

(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the Registrants are deferring payment of all of the registration fees. The registrants will pay
“pay-as-you-go
registration fees” in accordance with Rule 456(b).

(4)	Each depositary share will be issued under a deposit agreement, will represent an interest in a fractional share or multiple shares of preferred stock and will be evidenced by a depositary receipt.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $1.00 per share, of Jacobs Solutions Inc.
Fee Rate	0.01381%
Offering Note
(1)
An indeterminate aggregate initial offering price or number of securities are being registered
and
may from time to time be offered at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares.

(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the Registrants are deferring payment of all of the registration fees. The registrants will pay
“pay-as-you-go
registration fees” in accordance with Rule 456(b).

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Debt Securities of Jacobs Engineering Group Inc.
Fee Rate	0.01381%
Offering Note
(1)
An indeterminate aggregate initial offering price or number of securities are being registered
and
may from time to time be offered at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares.

(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the Registrants are deferring payment of all of the registration fees. The registrants will pay
“pay-as-you-go
registration fees” in accordance with Rule 456(b).

Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Subordinated Debt Securities of Jacobs Engineering Group Inc.
Fee Rate	0.01381%
Offering Note
(1)
An indeterminate aggregate initial offering price or number of securities are being registered
and
may from time to time be offered at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares.

(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the Registrants are deferring payment of all of the registration fees. The registrants will pay
“pay-as-you-go
registration fees” in accordance with Rule 456(b).

Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees of Jacobs Engineering Group Inc.
Fee Rate	0.01381%
Offering Note
(1)
An indeterminate aggregate initial offering price or number of securities are being registered
and
may from time to time be offered at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares.

(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the Registrants are deferring payment of all of the registration fees. The registrants will pay
“pay-as-you-go
registration fees” in accordance with Rule 456(b).

(3)
The Registrants listed in the table above may fully and unconditionally guarantee any series of debt securities registered hereunder. Pursuant to Rule 457(n) under the Securities Act, no separate registration fee will be paid in respect of any such guarantees. The guarantees will not be traded separately.